Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Sep. 30, 2024
CURRENT ASSETS:
Cash	$ 7,461,630	$ 8,136,179
Short-term investments	22,168,607	18,621,251
Accounts receivable, net	5,807,386	5,912,035
Inventories, net	4,923,164	5,173,458
Prepaid expenses and other current assets	3,676,136	2,325,029
TOTAL CURRENT ASSETS	44,143,213	42,816,216
NON-CURRENT ASSETS:
Operating lease right-of-use assets	85,157	256,117
Property, plant and equipment, net	7,895,385	1,460,286
Land use right, net	1,102,802	1,146,828
Deferred tax assets, net	141,801	121,322
TOTAL NON-CURRENT ASSETS	9,225,145	2,984,553
TOTAL ASSETS	53,368,358	45,800,769
CURRENT LIABILITIES:
Short-term bank loans	18,837,468	11,322,440
Accounts payable	3,256,624	3,012,334
Accrued liabilities and other payables	673,472	431,003
Deferred revenue	495,357	671,414
Taxes payable	302,317	1,123,573
Operating lease liabilities, current	72,645	185,154
TOTAL CURRENT LIABILITIES	23,795,891	17,152,134
NON-CURRENT LIABILITY:
Operating lease liabilities, non-current		96,175
TOTAL NON-CURRENT LIABILITY		96,175
TOTAL LIABILITIES	23,795,891	17,248,309
COMMITMENTS AND CONTINGENCIES
Ordinary shares, $0.00005 par value, 1,000,000,000 shares authorized, 156,547,100 shares were issued and outstanding as of September 30, 2025 and 2024, respectively	7,827	7,827
Additional paid-in capital	6,749,144	6,749,144
Statutory reserves	2,864,741	2,593,076
Retained earnings	20,940,978	20,021,346
Accumulated other comprehensive loss	(923,968)	(556,209)
TOTAL SHAREHOLDERS’ EQUITY	29,638,722	28,815,184
Non-controlling interest	(66,255)	(262,724)
TOTAL EQUITY	29,572,467	28,552,460
TOTAL LIABILITIES AND EQUITY	53,368,358	45,800,769
Related Party
CURRENT ASSETS:
Accounts receivable - related parties	106,290	2,546,358
Due from a related party		101,906
CURRENT LIABILITIES:
Deferred revenue - related parties	115,876	125,663
Due to related parties	$ 42,132	$ 280,553